Goodwill and Intangible Assets - Summary of Goodwill and Indefinite-life Intangible Assets Held in Significant CGUs for Multiple Cash Generating Units (Detail) - EUR (€) € in Millions		Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018	[1]
Disclosure of detailed information about intangible assets [line items]
Goodwill		€ 18,067	€ 17,341	[1]	€ 16,881
Food and Refreshment [Member] | Europe [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill		4,100	3,900
Indefinite-life intangible assets		1,700	1,600
Food and Refreshment [Member] | The Americas [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill		4,000	3,900
Indefinite-life intangible assets		2,100	2,100
Beauty & Personal Care [member] | The Americas [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill		4,300	4,000
Indefinite-life intangible assets		3,100	2,800
Beauty & Personal Care [member] | Asia/AMET/RUB [member]
Disclosure of detailed information about intangible assets [line items]
Goodwill		1,700	1,700
Indefinite-life intangible assets		2,000	2,000
Total significant CGUs
Disclosure of detailed information about intangible assets [line items]
Goodwill		14,100	13,500
Indefinite-life intangible assets		8,900	8,500
Others
Disclosure of detailed information about intangible assets [line items]
Goodwill	[2]	4,000	3,800
Indefinite-life intangible assets	[2]	3,000	2,500
Total CGUs
Disclosure of detailed information about intangible assets [line items]
Goodwill		18,100	17,300
Indefinite-life intangible assets		€ 11,900	€ 11,000

[1]	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.
[2]	Included within others are goodwill and intangible assets that are allocated to multiple cash generating units which are insignificant.